________________________________________________________________________________


                                  SCM STRATEGIC
                                   GROWTH FUND

________________________________________________________________________________


                      a series of the SCM Investment Trust






                             Semi-Annual Report 1999


                        FOR THE PERIOD ENDED NOVEMBER 30






                               INVESTMENT ADVISOR
                        Shanklin Capital Management, Inc.
                               1420 Osborne Street
                                    Suite B16
                               Humboldt, TN 38343
                                 1-901-784-4444


                            SCM STRATEGIC GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863

                      THIS PAGE FOR NOTES AND COMPUTATIONS

                                                                       SCM FUNDS

Dear Fellow Shareholders:

We are pleased to provide you with this semi-annual report for the SCM Strategic Growth Fund for the six-month period beginning May 31st and ending November 30th, 1999. Over this period, your Fund produced a total return of 1.06%, compared to the 6.47% return of its benchmark, the Russell 3000 index, and to the 2.79% return of its peer group represented by the Lipper Flexible Portfolio Fund Index.

By December 31st, the Fund had increased another 3.52% to close at $10.83. In its first full calendar year the Fund achieved a 14.94% return. This compares favorably to the Lipper Flexible Portfolio Fund Index which tallied 9.80% during 1999, but still lags the 19.43% year-long performance of the Russell 3000 index. (Please note: The Russell 3000 index is comprised entirely of stocks whereas the SCM Strategic Growth Fund typically only invests between sixty-five and ninety-five percent of net assets in stocks. The remaining assets are invested in bonds or money market instruments.)

Portfolio and Market Thoughts
-----------------------------

Coincidentally, the net asset value of the Fund peaked at almost the same time in 1999 as it did in 1998 -- during mid-July. Much of the portfolio's inability to make much headway during this last six-month reporting period is directly related to the financial market's reactions to a series of interest rate hikes coordinated by the Federal Reserve. An aggressive Fed has been diligently working to maintain today's current low inflation environment. These actions have been particularly problematic for interest-sensitive companies such as banks, brokers, insurers, and other financial services firms. As a result, the Fund's performance has suffered by holding stocks of this group. Included among them are Charles Schwab & Co., First Tennessee National Corp., Net.B@nk, Inc., and Fannie Mae. With the continued threat of rate hikes still looming, the short-term potential of these and similar companies is, at best, neutral. However, due to strong business models, quality management teams, and the recent repeal of the Glass-Steagall Act of 1933, their long-term outlooks still remain encouraging.

Despite the late summer market swoon, high-tech companies came roaring back by the end of November. Not only have seasoned, established technology companies with a solid earnings history performed beyond most expectations, so have the "dot.com" companies that have little to no earnings. The valuations on many of these companies range from very expensive to irrationally expensive. Obviously, the Fund benefited by holding some of the established "techs" such as Cisco
Systems, MCI Worldcom, Lucent Technologies, Scientific-Atlanta, Intel, Dell Computer, SCI Systems, and RealNetworks. However, most remaining sectors of the market have been largely ignored by investors resulting in decidedly anemic returns.

Nineteen ninety-nine was arguably the best year in the nation's economic history. The economy's top line numbers are astonishing. Real GDP growth posted another 4% plus gain, unemployment fell to near 4% and consumer price inflation was dormant at 2%. Living standards have never been higher. Real median household incomes topped a record $40,000 in 1999, homeownership has surged to over two-thirds of households, and the share of families owning stocks has soared to over one-half. What makes 1999 particularly special is that it is the ninth year of the current economic expansion. Come February, this expansion will become the longest in the nation's modern economic history.

Does the year 2000 offer an encore? There are many reasons to be optimistic. It is increasingly clear that the nation's economic gains are more than simply the result of the convergence of various fortuitous and fleeting events. Make no mistake, luck does have something to do with it. In many respects, the U.S. economy has benefited enormously from the economic, social and political changes that have disrupted economies from Europe to Asia to South America. More importantly, however, the economy is undergoing a number of structural changes that are lifting underlying productivity growth and mitigating the development of imbalances that historically have undermined economic expansions. The change receiving the most attention is the seeming accelerated pace of technological change and its commercial adoption. Nowhere is this clearer than in the increasingly universal use of the Internet by businesses and households.

There are other structural changes driving the economy's performance that are equally as important but receiving much less attention. These include the ongoing globalization of the economy, deregulation of key sectors of the economy from financial services to telecom, and the aging of the baby boom generation into its most productive years.

As we moved into Y2k (without hardly a hitch) strong corporate profits, low inflation and sound monetary and fiscal policy continue to support high equity valuations. At the same time, evidence of improving world economic growth and a tighter U.S. labor market have contributed to fears of rising inflation and concerns that the Fed will continue to raise interest rates. Better global economic conditions also create the risk that more investors may shift funds away from U.S. markets into promising opportunities overseas. Abrupt shifts in investor sentiment have increased stock price volatility as perceptions about the prospects of various market sectors change. There may be periods of profit-taking as some speculators on highflying stocks choose to secure their rewards. In addition, investors will be especially sensitive to signs of weakness, given a common perception that the market as a whole has experienced an extended bull run and may be overvalued.

We continue to believe that domestic economic growth likely cannot maintain its current heady pace and will eventually begin to slow. The momentum in consumer sectors such as retailing and housing, which forecast expansion of the broad
economy,   has  gradually  lessened  in  response  to  a  higher  interest  rate environment. Nevertheless, the economy remains fundamentally sound, and we expect that fine-tuning by the Fed will prolong the current favorable environment of low inflation, high employment and improving productivity.

To sustain growth, fundamentally sound economic theory would suggest the stock market will need to eventually broaden. Stocks largely ignored in recent years will again begin to benefit from one of the longest bull markets in history. Should that be the case, broadly diversified investments like the SCM Strategic Growth Fund are well positioned for success.

We are grateful for the opportunity to invest your capital and will be working diligently on your behalf to achieve satisfying long-term investment results.

Sincerely,


/s/ Dan Shanklin                            /s/ Tim Shanklin

Dan Shanklin                                Tim Shanklin
Chairman                                    Portfolio Manager


                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 77.84%

       Auto Parts - Original Equipment - 1.75%
            Detroit Diesel Corporation .............................................                   5,340             $    98,123
            Johnson Controls, Inc. .................................................                   1,700                  92,862
                                                                                                                         -----------
                                                                                                                             190,985
                                                                                                                         -----------
       Commercial Services - 6.39%
            Central Parking Corporation ............................................                   3,700                  95,738
         (a)Concord EFS, Inc. ......................................................                  14,550                 385,575
         (a)NOVA Corporation .......................................................                   7,000                 215,250
                                                                                                                         -----------
                                                                                                                             696,563
                                                                                                                         -----------
       Computers - 4.24%
         (a)Dell Computer Corporation ..............................................                   4,050                 174,150
         (a)NCR Corporation ........................................................                   8,800                 288,750
                                                                                                                         -----------
                                                                                                                             462,900
                                                                                                                         -----------
       Computer Software & Services - 8.35%
         (a)Acxiom Corporation .....................................................                   5,225                  92,907
         (a)Cisco Systems, Inc. ....................................................                   5,100                 454,856
         (a)RealNetworks, Inc. .....................................................                   2,600                 362,700
                                                                                                                         -----------
                                                                                                                             910,463
                                                                                                                         -----------
       Electrical Equipment - 1.12%
            Emerson Electric Co. ...................................................                   2,150                 122,550
                                                                                                                         -----------

       Electronics - 3.11%
         (a)SCI Systems, Inc. ......................................................                   5,000                 339,375
                                                                                                                         -----------

       Electronics - Semiconductor - 2.81%
            Intel Corporation ......................................................                   4,000                 306,750
                                                                                                                         -----------

       Entertainment - 1.13%
            Time Warner, Inc. ......................................................                   2,000                 123,125
                                                                                                                         -----------

       Financial - Banks, Commercial - 0.90%
            First Tennessee National Corporation ...................................                   3,000                  97,688
                                                                                                                         -----------

       Financial - Banks, Money Center - 2.29%
            Cumberland Bancorp, Inc. ...............................................                  20,000                 250,000
                                                                                                                         -----------

       Financial - Savings/Loans/Thrifts - 1.76%
         (a)Net.B@nk, Inc. .........................................................                   8,100                 192,375
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Securities Brokers - 2.64%
            The Charles Schwab Corporation .........................................                   7,600             $   288,325
                                                                                                                         -----------

       Lodging - 1.16%
         (a)Fairfield Communities, Inc. ............................................                  10,800                 126,225
                                                                                                                         -----------

       Machine - Construction & Mining - 1.02%
         (a)Ingersoll-Rand Company .................................................                   2,300                 111,406
                                                                                                                         -----------

       Medical Supplies - 3.67%
            Medtronic, Inc. ........................................................                   3,302                 128,778
         (a)Renal Care Group, Inc. .................................................                  13,250                 271,625
                                                                                                                         -----------
                                                                                                                             400,403
                                                                                                                         -----------
       Medical - Biotechnology - 1.31%
            Schering-Plough Corporation ............................................                   2,800                 142,975
                                                                                                                         -----------

       Miscellaneous - Manufacturing - 0.30%
         (a)Denali Incorporated ....................................................                   9,000                  32,625
                                                                                                                         -----------

       Restaurants & Food Service - 1.86%
         (a)IHOP Corp. .............................................................                   6,120                  94,860
         (a)Sonic Corporation ......................................................                   4,000                 108,000
                                                                                                                         -----------
                                                                                                                             202,860
                                                                                                                         -----------
       Retail - Department Stores - 6.30%
            Dayton Hudson Corporation ..............................................                   1,700                 119,956
         (a)Saks Incorporated ......................................................                   8,000                 140,000
            Wal-Mart Stores, Inc. ..................................................                   7,410                 427,001
                                                                                                                         -----------
                                                                                                                             686,957
                                                                                                                         -----------
       Retail - General Merchandise - 1.48%
         (a)Dollar Tree Stores, Inc. ...............................................                   3,600                 161,100
                                                                                                                         -----------

       Retail - Specialty Line - 2.41%
            Home Depot, Inc. .......................................................                   2,250                 178,172
         (a)Tractor Supply Company .................................................                   5,000                  84,688
                                                                                                                         -----------
                                                                                                                             262,860
                                                                                                                         -----------
       Shoes - Leather - 2.53%
            Nike, Inc. .............................................................                   6,000                 276,000
                                                                                                                         -----------



                                                                                                                         (Continued)


                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Telecommunications - 4.48%
            CenturyTel, Inc. .......................................................                   2,505             $   115,073
         (a)Charter Communications, Inc. ...........................................                   9,000                 208,688
         (a)Mastec, Inc. ...........................................................                   4,000                 164,750
                                                                                                                         -----------
                                                                                                                             488,511
                                                                                                                         -----------
       Telecommunications Equipment - 5.67%
         (a)American Tower Corporation .............................................                   6,000                 156,750
            Lucent Technologies Inc. ...............................................                   2,400                 175,350
            Scientific-Atlanta, Inc. ...............................................                   4,900                 285,731
                                                                                                                         -----------
                                                                                                                             617,831
                                                                                                                         -----------
       Transportation - Air - 3.69%
         (a)FDX Corporation ........................................................                   7,300                 307,056
            Southwest Airlines .....................................................                   5,850                  95,063
                                                                                                                         -----------
                                                                                                                             402,119
                                                                                                                         -----------
       Utilities - Telecommunications - 5.47%
            BellSouth Corporation ..................................................                   5,925                 273,661
         (a)MCI WorldCom, Inc. .....................................................                   3,900                 322,481
                                                                                                                         -----------
                                                                                                                             596,142
                                                                                                                         -----------

            Total Common Stocks (Cost $6,587,482) ..........................................................               8,489,113
                                                                                                                         -----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest      Maturity
                                                                      Principal        Rate          Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.98%

       United States Treasury Note ..............................     $ 60,000        5.500%        02/29/00                  60,012
       United States Treasury Note ..............................      120,000        5.125%        08/31/00                 119,437
       United States Treasury Note ..............................      150,000        5.000%        02/28/01                 148,359
       United States Treasury Note ..............................      150,000        5.625%        05/15/01                 149,367
       United States Treasury Note ..............................      150,000        6.500%        08/31/01                 151,266
       United States Treasury Note ..............................      175,000        6.125%        12/31/01                 175,342
       United States Treasury Note ..............................      175,000        6.625%        03/31/02                 177,242
       United States Treasury Note ..............................      175,000        6.250%        06/30/02                 175,889
       United States Treasury Note ..............................      175,000        6.375%        08/15/02                 176,395
       United States Treasury Strip .............................      128,000        0.000%        05/15/00                 124,951
       United States Treasury Strip .............................      185,000        0.000%        11/15/00                 175,159
                                                                                                                         -----------

            Total U.S. Government and Agency Obligations (Cost $1,647,055) .................................               1,633,419
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 6.85%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares..................................               747,424             $   747,424
            (Cost $747,424)                                                                                              -----------



Total Value of Investments (Cost $8,981,961 (b)) .....................................                 99.67%            $10,869,956
Other Assets Less Liabilities ........................................................                  0.33%                 35,913
                                                                                                      ------             -----------
       Net Assets ....................................................................                100.00%            $10,905,869
                                                                                                      ======             ===========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ............................................................................        $ 2,176,079
            Unrealized depreciation ............................................................................           (288,084)
                                                                                                                        -----------

                                        Net unrealized appreciation ............................................        $ 1,887,995
                                                                                                                        ===========























See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $8,981,961) .........................................................                $10,869,956
       Cash ............................................................................................                        164
       Income receivable ...............................................................................                     26,541
       Deferred organization expenses, net (note 4) ....................................................                     19,309
       Other assets ....................................................................................                      4,435
                                                                                                                        -----------

            Total assets ...............................................................................                 10,920,405
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                     14,536
                                                                                                                        -----------

NET ASSETS
       (applicable to  1,041,906 shares outstanding; unlimited
        shares of $0.01 par value beneficial interest authorized) ......................................                $10,905,869
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($10,905,869 / 1,041,906 shares) ................................................................                     $10.47
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 9,814,896
       Undistributed net investment income .............................................................                      9,261
       Accumulated net realized loss on investments ....................................................                   (806,283)
       Net unrealized appreciation on investments ......................................................                  1,887,995
                                                                                                                        -----------
                                                                                                                        $10,905,869
                                                                                                                        ===========
























See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 1999
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest .......................................................................................               $ 34,529
            Dividends ......................................................................................                 25,941
                                                                                                                           --------

                  Total income .............................................................................                 60,470
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 39,706
            Fund administration fees (note 2) ..............................................................                  7,007
            Custody fees ...................................................................................                  1,885
            Registration and filing administration fees (note 2) ...........................................                    275
            Fund accounting fees (note 2) ..................................................................                 12,000
            Audit fees .....................................................................................                  5,265
            Legal fees .....................................................................................                  4,262
            Securities pricing fees ........................................................................                  1,635
            Shareholder recordkeeping fees .................................................................                  4,500
            Shareholder servicing expenses .................................................................                  2,104
            Registration and filing expenses ...............................................................                  1,607
            Printing expenses ..............................................................................                  1,445
            Amortization of deferred organization expenses (note 3) ........................................                  2,707
            Trustee fees and meeting expenses ..............................................................                    802
            Other operating expenses .......................................................................                  1,088
                                                                                                                           --------

                  Total expenses ...........................................................................                 86,288
                                                                                                                           --------

                  Less investment advisory fees waived (note 2) ............................................                (28,149)
                                                                                                                           --------

                  Net expenses .............................................................................                 58,139
                                                                                                                           --------

                       Net investment income ...............................................................                  2,331
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions ......................................................               (394,389)
       Increase in unrealized appreciation on investments ..................................................                571,184
                                                                                                                           --------

            Net realized and unrealized gain on investments ................................................                176,795
                                                                                                                           --------

                  Net increase in net assets resulting from operations .....................................               $179,126
                                                                                                                           ========







See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          For the
                                                                                                                        period from
                                                                                                                       June 1, 1998
                                                                                                                         (initial
                                                                                                  Period ended          seed date)
                                                                                                  November 30,          to May 31,
                                                                                                      1999                 1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ..............................................................     $     2,331          $    15,111
          Net realized loss from investment transactions .....................................        (394,389)            (411,894)
          Increase in unrealized appreciation on investments .................................         571,184            1,316,811
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ...........................         179,126              920,028
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income ..............................................................               0               (8,181)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ...............       2,120,168            7,694,728
                                                                                                   -----------          -----------

                   Total increase in net assets ..............................................       2,299,294            8,606,575

NET ASSETS

     Beginning of period .....................................................................       8,606,575                    0
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income of .........................     $10,905,869          $ 8,606,575
                    $9,261 at November 30, 1999 and $6,930 at May 31, 1999)                        ===========          ===========



(a) A summary of capital share activity follows:
                                                 -----------------------------------------------------------------------------------
                                                                                                       Period from June 1, 1998
                                                                   Period ended                          (initial seed date)
                                                                 November 30, 1999                         to May 31, 1999

                                                           Shares                Value               Shares                Value
                                                 -----------------------------------------------------------------------------------

Shares sold ....................................             330,732          $ 3,394,287              865,908          $ 8,035,651
Shares issued for reinvestment
     of distributions ..........................                   0                    0                  878                8,181
                                                         -----------          -----------          -----------          -----------

                                                             330,732            3,394,287              866,786            8,043,832

Shares redeemed ................................            (119,963)          (1,274,119)             (35,649)            (349,104)
                                                         -----------          -----------          -----------          -----------

     Net increase ..............................             210,769          $ 2,120,168              831,137          $ 7,694,728
                                                         ===========          ===========          ===========          ===========







See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Period ended           Period ended
                                                                                            November 30,              May 31,
                                                                                                1999                 1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................................           $10.36                $10.00

      Income from investment operations
           Net investment income ......................................................             0.00                  0.02 (b)
           Net realized and unrealized gain on investments ............................             0.11                  0.35 (b)
                                                                                             -----------           -----------

                Total from investment operations ......................................             0.11                  0.37
                                                                                             -----------           -----------

      Distributions to shareholders from
           Net investment income ......................................................            (0.00)                (0.01)
                                                                                             -----------           -----------

Net asset value, end of period ........................................................           $10.47                $10.36
                                                                                             ===========           ===========


Total return ..........................................................................             1.06 %                3.76 %
                                                                                             ===========           ===========


Ratios/supplemental data

      Net assets, end of period .......................................................      $10,905,869           $ 8,606,575
                                                                                             ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............................             1.86 % (c)            2.68 % (c)
           After expense reimbursements and waived fees ...............................             1.25 % (c)            1.25 % (c)

      Ratio of net investment gain (loss) to average net assets
           Before expense reimbursements and waived fees ..............................            (0.56)% (c)           (1.07)% (c)
           After expense reimbursements and waived fees ...............................             0.06 % (c)            0.35 % (c)


      Portfolio turnover rate .........................................................            20.83 %               45.51 %


(a) For the period from June 29, 1998 (commencement of operations) to May 31, 1999.

(b) Includes  undistributed  net investment  income of $0.00 per share and  undistributed net realized gains and unrealized gains of
    $0.00 per share from June 1, 1998 (initial seed date) through June 29, 1998 (commencement of operations).

(c) Annualized.



                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The SCM Strategic Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The SCM Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on April 18, 1998 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of realized and unrealized capital appreciation. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund was initially seeded on June 1, 1998, and commenced operations on June 29, 1998. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $394,389 which expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Shanklin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund's average daily net assets.

         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.25% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $28,149 ($0.03 per share) for the period ended November 30, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's first $100 million of average daily net assets, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,590,622 and $1,811,839, respectively, for the period ended November 30, 1999.